Fees Summary	Dec. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 189,750,000
Total Fee Amount	29,050.73
Total Offset Amount	0
Net Fee	$ 29,050.73
Final Prospectus	true